Asset transfers and collateral received - Assets pledged as collateral (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset transfers and collateral received
Assets pledged against liabilities	£ 29,594	£ 33,769
Financial assets pledged as collateral for pension derivatives	524	524
Loans to customers and debt instruments transferred to provide collateral for issue of debt	8,278	9,668
Debt securities and other borrowings issued for which collateral is provided by transferred assets	2,935	2,305
Collateral held permitted to be sold	113,866	110,151
Collateral sold	70,284	61,530
Trading assets
Asset transfers and collateral received
Assets pledged against liabilities	7,894	10,288
Loans to customers - amortised cost
Asset transfers and collateral received
Assets pledged against liabilities	16,052	19,030
Other financial assets
Asset transfers and collateral received
Assets pledged against liabilities	£ 5,648	£ 4,451